Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	Income Taxes

Antigua and Barbuda

Under the current laws of Antigua and Barbuda, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Antigua and Barbuda withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, Sinovac Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% except for Sinovac Beijing. Sinovac Beijing, being reconfirmed as a “High and New Technology Enterprise” (“HNTE”) in 2014 for a period of 3 years, is subject to a preferential income tax rate of 15% from 2014 to 2016.

The Company’s income before income tax from continuing operations consists of:

	For the year ended December 31,
	2015	2014	2013

Non-PRC	$(2,802)	$(1,336)	$(65)
PRC	5,833	3,982	9,476
Total	$3,031	$2,646	$9,411

The Company’s (loss) before income tax from discontinued operations consists of:

	For the year ended December 31,
	2015	2014	2013

Non-PRC	$-	$-	$-
PRC	(728)	(1,524)	(1,266)
Total	$(728)	$(1,524)	$(1,266)

Income taxes that are attributed to the discontinued operations in China were $nil for all the periods presented.

The benefit (provision) for income taxes for the years ended December 31, 2015, 2014 and 2013 was allocated between continuing operations and discontinued operations as follows:

	For the year ended December 31,
	2015	2014	2013

Continuing operations	$(2,516)	$(1,458)	$2,225
Discontinued operations	-	-	-
Total	$(2,516)	$(1,458)	$2,225

  Income taxes are attributed to the continuing operations in China and consist of:

	For the year ended December 31,
	2015	2014	2013

Current	$(3,034)	$(1,620)	$-
Deferred	518	162	2,225
Total income tax benefit (expense)	$(2,516)	$(1,458)	$2,225

The following is a reconciliation of the Company’s total income tax benefit (expense) to the amount computed by applying the PRC statutory income tax rate of 25% to its income from continuing operations before income taxes for the years ended December 31, 2015, 2014 and 2013:

	For the year ended December 31,
	2015	2014	2013
Income from continuing operations before income taxes	$3,031	$2,646	$9,411
Income tax expense at the PRC statutory rate	(758)	(662)	(2,352)
International tax rate differential	(701)	(334)	(16)
Super deduction for research and development expenses	463	605	332
Non-deductible expenses	(900)	(524)	(159)
Other adjustments	139	(89)	297
Effect of preferential tax rate	1,350	901	1,573
Change in valuation allowance	(1,618)	(1,249)	2,550
Effect of PRC withholding tax	(89)	(106)	-
Effect of prior years’ income tax arising from tax inspection	(402)	-	-
Income tax benefit (expense)	$(2,516)	$(1,458)	$2,225

The tax effects of temporary differences from continuing operations that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2015	2014
Accrued expenses	$2,551	$2,410
Inventories	266	72
Prepaid expenses and deposits	-	(6)
Deferred government grants	203	12
Less: valuation allowance	(417)	(222)
Deferred tax assets, current portion	$2,603	$2,266

Fixed assets	1,664	1,105
Deferred government grants	259	428
Tax losses carried forward	9,867	8,665
Less: valuation allowance	(11,197)	(9,683)
Deferred tax assets, non-current portion	$593	$515

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Company considers projected future taxable income and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, the Company provided valuation allowance of $11,614 as of December 31, 2015 ( December 31, 2014 - $9,905).

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Tax losses of the Company’s PRC subsidiaries in the amount of $39,466 (RMB  238 million) as of December 31, 2015 will expire from 2016 to 2020.

As of December 31, 2015, the Company has not recognized any deferred tax liability on Sinovac Beijing’s undistributed earnings of approximately $10,733, in view of the Company's permanent reinvestment plan. The Company would be subject to PRC withholding income taxes at 5% or 10%, depending on the availability of treaty benefit between China and Hong Kong, upon the distribution of such profits outside of China. As of December 31, 2015, the amount of unrecognized deferred tax liability ranges from $537 to $1,073.

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2015	2014	2013
Balance at January 1	454	350	335
Additions for tax positions of the current year	159	160	15
Additions for tax positions of the prior years	281	-	-
Settlement with the taxing authority	(103)	-	-
Lapse of statute of limitations	(35)	(56)	-
Balance at December 31	$756	$454	$350

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as part of its income tax expenses. The Company did not record any interest and penalties for the periods presented. The PRC tax law provides statute of limitations ranging from 3 to 5 years and for transfer pricing related matters, it could be extended to 10 years. The PRC tax returns for the Company’s PRC subsidiaries are open to examination by tax authorities for the tax years beginning in 2005.

As of December 31, 2015, the Company had unrecognized tax benefits of approximately $756 (December 31, 2014 - $454, December 31, 2013 - $350) and such balance was included in “other non-current liabilities”. As of December 31, 2015, unrecognized tax benefits amounting to $607  would affect the effective tax rate if recognized (December 31, 2014 - $454, December 31, 2013 - $350). In February 2015, a local taxing authority initiated a tax audit on one of the Company’s PRC subsidiaries for the year ended December 31, 2013. The local taxing authority completed the audit in September 2015 and disallowed the deductibility of certain expenses of the concerned subsidiary. The Company paid $397 income tax expenses as a result of the tax audit. The potential tax exposures of the related open tax years for similar expenses were $281, which was recorded as unrecognized tax benefits as of December 31, 2015. The Company does not expect the amount of unrecognized tax benefits would change significantly in the next 12 months.